William Blair Funds
24 f (2) NT
File Number 811-05344

December 31, 2016

1	William Blair Funds
	222 West Adams Street
	Chicago, IL 60606

2			X

3	Investment Company Act File Number:	811-05344

	Securities Act File Number:	033-17463

4(a)	December 31, 2016

4(b)			X

4(c)

5
	( i )		$3,867,450,795

	( ii )	$4,402,043,507

	( iii)	$335,901,601

	( iv )		$4,737,945,108

	( v )		$0

	( vi )	-$870,494,313

	( vii )		0.01159%

	( viii )		$0.00

6	Not applicable

7			0

8			$0.00

9	Not applicable	Not applicable

by	/s/Colette M. Garavalia
	Treasurer

	April 5, 2017